Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan (Assumptions) (Details) (Stock Options [Member])
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	1.19%	0.92%	1.47%
Expected volatility	64.15%	75.67%	73.26%
Expected lives	7 years 3 months 18 days	3 years 7 months 6 days	3 years 7 months 6 days